Cover	Sep. 21, 2026
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Silicon Valley Acquisition Corp. II
Entity Central Index Key	0002145826
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false